Commitments and Contingencies - Assets Pledged as Collateral (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Borrowings
Borrowings	$ 50,470	$ 79,856
Cash and cash equivalents	16,122	258	$ 1,398
Accounts receivable	5,103	4,920	4,453
Inventory	1,784	1,486	3,480
Property and equipment	644	772	1,111
KEB Hana Bank | Related party | Assets pledged as collateral | Borrowings
Borrowings
Borrowings	6,700	7,000	7,100
IBK Industrial Bank | Related party | Assets pledged as collateral | Borrowings
Borrowings
Borrowings	6,800	7,100	7,300
Anapass, Inc. | Related party | Assets pledged as collateral | Borrowings
Borrowings
Borrowings	9,700	10,100	10,300
Cash and cash equivalents	16,122	254	1,363
Accounts receivable	5,118	4,920	4,453
Inventory	1,784	1,486	3,480
Property and equipment	1,988	352	485
Intangible assets and others	$ 187	$ 199	$ 531